Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Allowance for doubtful accounts	$ 0	$ 0
General partners' capital account, units issued	615,117	615,117
General partners' capital account, units outstanding	615,117	615,117
Common Units [Member]
Limited partners' capital account, units issued	32,694,094	32,694,094
Limited partners' capital account, units outstanding	32,694,094	32,694,094